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                                                        Radnor Financial Center
                                                     150 N. Radnor Chester Road
                                                     Radnor, Pennsylvania 19087

Phone:  484-583-8082
Fax:    484-583-8383
E-Mail: Jill.Whitelaw@LFG.com

VIA EDGAR

December 5, 2011

Alberto Zapata
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644

REGARDING REGISTRANT: LINCOLN VARIABLE INSURANCE PRODUCTS TRUST (THE "TRUST")
FUNDS: LVIP PROTECTED AMERICAN BALANCED ALLOCATION FUND AND LVIP PROTECTED AMERICAN GROWTH ALLOCATION FUND (COLLECTIVELY, THE "FUNDS")
FILE NOS.: 33-70742; 811-08090

Dear Mr. Zapata:

Attached for filing via EDGAR is Post-Effective Amendment No. 120 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant (the "Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933. This Amendment is being filed to establish two new series of the Trust: the LVIP Protected American Balanced Allocation Fund and LVIP Protected American Growth Allocation Fund.

Each of the Funds is a fund of funds, with prospectuses similar to (i) the prospectuses of the LVIP American Balanced and LVIP American Growth Funds (existing Funds of the Lincoln Variable Insurance Products Trust) and (ii) with respect to the risk management overlay strategy, prospectuses of a new retail mutual fund Trust, Lincoln Advisors Trust, advised by Lincoln affiliates (File Nos. 333-175622; 811-22583).

We are anticipating that this Fund will become effective on or about February 17, 2012.

Your consideration of this filing is much appreciated. Please contact the undersigned at 484-583-8082 with your comments.

Sincerely,

/s/ Jill R. Whitelaw

Jill R. Whitelaw
Chief Counsel - Funds Management

cc: Colleen E. Tonn, Esq.